Acquisition of King's Gaming Promotion Limited (Details 2) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 10, 2010
Business Acquisition, Contingent Consideration [Line Items]
Change in Fair Value of Contingent Consideration	$ 60,918,569	$ 12,445,789	$ (15,166,700)
Foreign Currency Translation Adjustment	65,092	(76,610)	669,109
Kings Gaming [Member]
Business Acquisition, Contingent Consideration [Line Items]
Contingent Consideration	9,000,000	18,000,000
Cash Consideration Paid	(9,000,000)	(9,000,000)		(9,000,000)
Ordinary Shares Issued	0	0
Change in Fair Value of Contingent Consideration	0	0
Foreign Currency Translation Adjustment	0	0
Contingent Consideration	$ 0	$ 9,000,000